Related Party Balances and Transactions	9 Months Ended
Sep. 30, 2022
Related Party Balances and Transactions
Related Party Balances and Transactions

26. Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the periods presented are as follows:

Name of Entity or Individual	Relationship with the Company
Beijing Yihang Intelligent Technology Co., Ltd. (“Beijing Yihang”)	Affiliate
Neolix Technologies Co., Ltd. (“Neolix Technologies”)	Affiliate
Airx (Beijing) Technology Co., Ltd. (“Airx”)	Affiliate
Beijing Judianchuxing Technology Limited (“Beijing Judianchuxing”)	Affiliate
Beijing Sankuai Online Technology Co., Ltd. (“Beijing Sankuai ”)	Controlled by Principal Shareholder
Suzhou Yihang Intelligent Technology Co., Ltd. (“Suzhou Yihang”)	Affiliate
Changzhou Huixiang New Energy Auto Parts Co., Ltd. (“Changzhou Huixiang”)	Affiliate
Hanhai Information Technology (Shanghai) Co., Ltd. (“Hanhai”)	Controlled by Principal Shareholder

26. Related Party Balances and Transactions (Continued)

The Group entered into the following related party transactions:

	For the Nine Months Ended September 30,
	2021	2022
Purchased services from Beijing Sankuai	370	4,643
Purchase materials from Changzhou Huixiang	—	702
Purchased services from Hanhai	—	572
Purchased R&D services from Beijing Yihang	11,274	281
Purchased materials from Beijing Yihang	31,564	73
Purchased R&D service from Suzhou Yihang	872	—

The Group had the following related party balances:

	As of
	December 31, 2021	September 30, 2022
Due from Neolix Technologies	678	678
Due from Hanhai	—	373
Due from Beijing Yihang	334	—
Total	1,012	1,051

	As of
	December 31, 2021	September 30, 2022
Due to Beijing Yihang	7,102	5,921
Due to Changzhou Huixiang	30,000	702
Due to Beijing Sankuai	330	661
Due to Airx	23	23
Total	37,455	7,307